Stockholders' equity, Other Components of equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other components of equity [Abstract]
Balance, beginning of period	$ 2,229,062	$ 963,990		$ 431,806
Revaluation of vessels and properties	(161,411)	941,957		424,634
Defined benefit plan	15,430	319		24,863
Tax expense	43,794	(282,683)		(134,849)
Total net of taxes	(102,187)	659,593		314,648
Balance, end of period	2,124,258	2,229,062		963,990
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period	216,948	216,948
Revaluation of vessels and properties	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	216,948	216,948		216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period	(136,218)	(136,441)
Revaluation of vessels and properties	0	0
Defined benefit plan	15,430	319
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	15,430	319
Tax expense	(4,629)	(96)
Total net of taxes	10,801	223
Balance, end of period	(125,417)	(136,218)		(136,441)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period	77,106	77,106
Revaluation of vessels and properties	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	77,106	77,106		77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period	(247,668)	(247,668)
Revaluation of vessels and properties	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	(247,668)	(247,668)		(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period	939,298	2,353,163
Revaluation of vessels and properties	(161,411)	941,957
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation	(40,335)	(2,073,235)	[1]
Total before taxes	(201,746)	(1,131,278)
Tax expense	48,423	(282,587)
Total net of taxes	(153,323)	(1,413,865)
Balance, end of period	785,975	939,298		2,353,163
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period	849,466	2,263,108		2,099,516
Revaluation of vessels and properties	(161,411)	941,957
Defined benefit plan	15,430	319
Reclassification from disposal of properties and depreciation	(40,335)	(2,073,235)
Total before taxes	(186,316)	(1,130,959)
Tax expense	43,794	(282,683)
Total net of taxes	(142,522)	(1,413,642)		163,592
Balance, end of period	$ 706,944	$ 849,466		$ 2,263,108

[1]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and to the depreciation of the period of revaluation of properties and vessels.